Shareholders' Equity (Deficit) - Additional Information (Detail) (USD $)	May 04, 2013 Vote	Feb. 02, 2013 Vote	Jul. 17, 2012	Apr. 28, 2012	Jan. 28, 2012
Equity [Abstract]
Common stock, shares authorized	120,000,000	120,000,000	120,000,000	120,000,000	120,000,000
Common stock, par value	$ 0.01	$ 0.01		$ 0.01	$ 0.01
Preferred stock, shares authorized	5,000,000	5,000,000		100,000,000	100,000,000
Preferred stock, par value	$ 0.01	$ 0.01		$ 0.01	$ 0.01
Voting right per common stock share (vote)	1	1